Tradr 2X Short NBIS Daily ETF

SCHEDULE OF INVESTMENTS

As of June 30, 2026 (Unaudited)

Value
Other Assets in Excess of Liabilities — 100.0%	$17,629,081
TOTAL NET ASSETS — 100.0%	$17,629,081

SWAP CONTRACTS

EQUITY SWAP CONTRACTS

		Pay/Receive					Premium	Unrealized
		Equity on		Pay/Receive	Termination	Notional	Paid	Appreciation
Counterparty	Description	Reference Entity	Financing Rate	Frequency	Date	Amount	(Received)	(Depreciation)
Clear Street	Nebius Group, NV.	Pay	2.63% (OBFR01* - 100bps)	At Maturity	2/24/2027	$ (35,447,171)	$-	$(22,992,794)
TOTAL EQUITY SWAP CONTRACTS								$(22,992,794)

*	OBFR01 - Overnight Bank Funding Rate, 3.63% as of June 30, 2026.